Details of Significant Accounts - Income tax, expiration dates of unused taxable losses and amounts of unrecognized deferred income tax assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits
Amount filed/ assessed	$ 32,883	$ 33,736
Unused amount	29,850	28,831
Unrecognized deferred income tax assets	29,850	28,831
2015
Disclosure of temporary difference, unused tax losses and unused tax credits
Amount filed/ assessed	5,416	7,164
Unused amount	3,208	4,931
Unrecognized deferred income tax assets	3,208	4,931
2016
Disclosure of temporary difference, unused tax losses and unused tax credits
Amount filed/ assessed	6,153	7,794
Unused amount	5,328	5,328
Unrecognized deferred income tax assets	5,328	5,328
2017
Disclosure of temporary difference, unused tax losses and unused tax credits
Amount filed/ assessed	5,099	5,572
Unused amount	5,099	5,522
Unrecognized deferred income tax assets	5,099	5,522
2018
Disclosure of temporary difference, unused tax losses and unused tax credits
Amount filed/ assessed	7,522	7,678
Unused amount	7,522	7,522
Unrecognized deferred income tax assets	7,522	7,522
2019
Disclosure of temporary difference, unused tax losses and unused tax credits
Amount filed/ assessed	918	918
Unused amount	918	918
Unrecognized deferred income tax assets	918	918
2020
Disclosure of temporary difference, unused tax losses and unused tax credits
Amount filed/ assessed	903	1,024
Unused amount	903	1,024
Unrecognized deferred income tax assets	903	1,024
2021
Disclosure of temporary difference, unused tax losses and unused tax credits
Amount filed/ assessed	3,594	3,586
Unused amount	3,594	3,586
Unrecognized deferred income tax assets	3,594	$ 3,586
2022
Disclosure of temporary difference, unused tax losses and unused tax credits
Amount filed/ assessed	3,278
Unused amount	3,278
Unrecognized deferred income tax assets	$ 3,278